Note 17 - Offsetting Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Gross amounts of financial assets [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	€ 20,068		€ 14,449
Securities borrowed	0		63
Financial assets at fair value through profit or loss	508,498		471,208
of which: Positive market values from derivative financial instruments	308,577		296,606
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	1,319		1,126
Remaining assets subject to netting	2,156		1,231
Gross amounts of financial assets [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	31		2,451
Securities borrowed	0		0
Financial assets at fair value through profit or loss	118,253		137,118
of which: Positive market values from derivative financial instruments	9,581		15,170
Loans at amortized cost	491,175		472,069
Remaining assets not subject to netting	238,738		247,956
Gross amounts of financial assets [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	626,751		608,326
Other assets	128,279		109,097
Total assets	1,507,199		1,455,642
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(8,621)		(8,532)
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(144,206)		(117,093)
of which: Positive market values from derivative financial instruments	(18,302)		(12,044)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(72)		(21)
Remaining assets subject to netting	0		0
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	0		0
of which: Positive market values from derivative financial instruments	0		0
Loans at amortized cost	0		0
Remaining assets not subject to netting	0		0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(144,206)		(117,093)
Other assets	(10,155)		(5,313)
Total assets	(162,982)		(130,937)
Net amounts of financial assets presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	11,447		5,917
Securities borrowed	0		63
Financial assets at fair value through profit or loss	364,292		354,116
of which: Positive market values from derivative financial instruments	290,275		284,562
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	1,248		1,105
Remaining assets subject to netting	2,156		1,231
Net amounts of financial assets presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	31		2,451
Securities borrowed	0		0
Financial assets at fair value through profit or loss	118,253		137,118
of which: Positive market values from derivative financial instruments	9,581		15,170
Loans at amortized cost	491,175		472,069
Remaining assets not subject to netting	238,738		247,956
Net amounts of financial assets presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	482,545		491,233
Other assets	118,124		103,784
Total assets	1,344,217		1,324,705
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(700)		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(229,841)		(240,588)
of which: Positive market values from derivative financial instruments	(227,361)		238,412
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(1,027)		(881)
Remaining assets subject to netting	0		0
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	0		0
of which: Positive market values from derivative financial instruments	0		0
Loans at amortized cost	0		0
Remaining assets not subject to netting	0		0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(229,841)		(240,588)
Other assets	(29,171)		(30,639)
Total assets	(259,712)		(271,227)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(41,924)		(33,953)
of which: Positive market values from derivative financial instruments	(41,921)		(33,950)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(78)		(101)
Remaining assets subject to netting	0		0
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0		0
Securities borrowed	0		0
Financial assets at fair value through profit or loss	(1,101)		(2,026)
of which: Positive market values from derivative financial instruments	(966)		(1,963)
Loans at amortized cost	(12,278)		(12,271)
Remaining assets not subject to netting	(111)		(141)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(43,025)		(35,978)
Other assets	(78)		(101)
Total assets	(55,492)		(48,492)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(10,746)	[1]	(5,667)	[2]
Securities borrowed	0	[1]	(63)	[2]
Financial assets at fair value through profit or loss	(80,591)	[1]	(71,766)	[2]
of which: Positive market values from derivative financial instruments	(9,076)	[1]	(4,516)	[2]
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(14)	[1]	(63)	[2]
Remaining assets subject to netting	0	[1]	0	[2]
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(25)	[1]	(2,403)	[2]
Securities borrowed	0	[1]	0	[2]
Financial assets at fair value through profit or loss	(10,167)	[1]	(12,124)	[2]
of which: Positive market values from derivative financial instruments	(1,327)	[1]	(1,263)	[2]
Loans at amortized cost	(66,762)	[1]	(60,794)	[2]
Remaining assets not subject to netting	(2,995)	[1]	(2,320)	[2]
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(90,759)	[1]	(83,890)	[2]
Other assets	(14)	[1]	(63)	[2]
Total assets	(171,299)	[1]	(155,200)	[2]
Net amount [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	1		251
Securities borrowed	0		0
Financial assets at fair value through profit or loss	11,937		7,809
of which: Positive market values from derivative financial instruments	11,917		7,685
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	129		60
Remaining assets subject to netting	2,156		1,231
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	6		48
Securities borrowed	0		0
Financial assets at fair value through profit or loss	106,984		122,968
of which: Positive market values from derivative financial instruments	7,288		11,944
Loans at amortized cost	412,136		399,004
Remaining assets not subject to netting	235,633		245,495
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	118,921		130,777
Other assets	88,861		72,981
Total assets	€ 857,714		€ 849,786

[1]	Excludes real estate and other non-financial instrument collateral.
[2]	Excludes real estate and other non-financial instrument collateral.